Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

VIA EDGAR                                                                                              October 25, 2010

Re:	Western Asset High Yield Defined Opportunity Fund Inc.
Registration Statement on Form N-2, File Nos. 333-168292 and 811-22444

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Filing Desk

Dear Sir or Madam:

On behalf of Western Asset High Yield Defined Opportunity Fund (the “Fund”), we hereby submit for filing by direct electronic transmission Pre-Effective Amendment No. 4 to the above referenced registration statement of the Fund originally filed with the Securities and Exchange Commission (the “Commission”) on July 23, 2010, as amended by Pre-Effective Amendment No.1 filed with the Commission on September 20, 2010, Pre-Effective Amendment No. 2 filed with the Commission on September 27, 2010 and Pre-Effective Amendment No. 3 filed with the Commission on October 20, 2010 under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

Any questions or communications concerning the enclosed materials should be directed to Gabrielle Kelleher of this firm at 212-455-7696.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP

SIMPSON THACHER & BARTLETT LLP

Enclosures

cc:	William J. Renahan